Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 136,539.1	$ 1,598.3	₨ 139,454.3
Remittances in transit	50,274.9	588.5	85,743.4
Accrued expenses	101,945.2	1,193.3	82,752.6
Accounts payable	318,528.7	3,728.5	292,846.0
Derivatives (refer to note 26)	143,566.1	1,680.5	109,409.9
Deferred tax liability (net)	324,633.5	3,799.9	288,154.4
Lease liability	153,929.8	1,801.8	131,043.0
Others	228,531.3	2,675.2	165,599.2
Total	₨ 1,457,948.6	$ 17,066.0	₨ 1,295,002.8
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total	Total	Total